Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,205	$ 3,750
Add net unamortized fair value adjustments	444
Less net unamortized debt issue costs	(55)	(43)
Borrowings after net unamortized fair value adjustments and debt issuance costs	8,594	3,707
Less current maturities	(1,008)
Less current net unamortized fair value adjustments	(1)
Add current portion of net unamortized debt issue costs	6	4
Current borrowings after current portion of net unamortized debt issuance costs	(1,003)	4
Long-term debt	$ 7,591	3,711
Notes issued 2009 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	6.50%
Maturity	May 15, 2019
Borrowings	$ 500	500
Notes issued 2009 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	4.875%
Maturity	March 30, 2020
Borrowings	$ 500	500
Notes issued 2014 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	3.625%
Maturity	March 15, 2024
Borrowings	$ 750	750
Notes issued 2015 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	3.00%
Maturity	April 1, 2025
Borrowings	$ 500	500
Notes issued 2016 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	4.00%
Maturity	December 15, 2026
Borrowings	$ 500	500
Notes issued 2006 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	5.875%
Maturity	December 1, 2036
Borrowings	$ 500	500
Notes issued 2010 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	5.625%
Maturity	December 1, 2040
Borrowings	$ 500	$ 500
Debentures issued 2008 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	6.75%
Maturity	January 15, 2019
Debentures issued	$ 500
Debentures issued 2012 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	3.15%
Maturity	October 1, 2022
Debentures issued	$ 500
Debentures issued 2013 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	3.50%
Maturity	June 1, 2023
Debentures issued	$ 500
Debentures issued 2015 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	3.375%
Maturity	March 15, 2025
Debentures issued	$ 550
Debentures issued 1997 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	7.80%
Maturity	February 1, 2027
Debentures issued	$ 125
Debentures issued 2015 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	4.125%
Maturity	March 15, 2035
Debentures issued	$ 450
Debentures issued 2006 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	7.125%
Maturity	May 23, 2036
Debentures issued	$ 300
Debentures issued 2010 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	6.125%
Maturity	January 15, 2041
Debentures issued	$ 500
Debentures issued 2013 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	4.90%
Maturity	June 1, 2043
Debentures issued	$ 500
Debentures issued 2014 [member]
Disclosure of detailed information about borrowings [line items]
Rate of Interest	5.25%
Maturity	January 15, 2045
Debentures issued	$ 500
Other [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 30